Note 3 - Vessels, Net	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value

Balance, January 1, 2021	116,331,440	(17,872,993)	98,458,447
Depreciation for the period	-	(4,789,629)	(4,789,629)
Capitalized expenses	767,954	-	767,954
Balance, September 30, 2021	117,099,394	(22,662,622)	94,436,772

Capitalized expenses for the nine-month period ended  September 30, 2021 mainly refer to smart bunkers monitoring systems (“Flow meters”) installed on all of the Company’s vessels and installation of Water Ballast Treatment (“WBT”) systems on two of the Company’s vessels.

The balance of “Advances for vessel acquisition” in the unaudited condensed consolidated balance sheet as of September 30, 2021, mainly refers to the 10% deposit the Company paid in order to acquire the feeder containership (1,740 teu, 2006 built) M/V Jonathan P, as per the Memorandum of Agreement entered in September 2021, amounting to $2.56 million.

On June 29, 2021, the Company has signed a contract for the construction of two Eco design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in Korea. The two newbuildings are scheduled to be delivered during the first and second quarter of 2023, respectively. The total consideration for these two newbuilding contracts is about $76.1 million which will be financed with a combination of debt and own cash. Within the nine-month period ended September 30, 2021 the Company paid the first instalment of $3.8 million per vessel related to the construction of the vessels. The total balance of $7.6 million as of September 30, 2021 is included under “Advances for vessels under construction” in the unaudited interim consolidated balance sheet. See Note 7 for schedule of outstanding payments to the yard.

As of September 30, 2021 all vessels are used as collateral under the Company’s loan agreements, except for M/V “Akinada Bridge” (see Note 6).